UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    July 19, 2007
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        46
Form 13F Information Table Value Total:        $454059
List of Other Included Managers:               NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      685     7892 SH       Sole                     3946              3946
ACCENTURE LTD BERMUDA CL A     COM              G1150G111    14437   336600 SH       Sole                   168300            168300
AMERICAN INTL GROUP COM        COM              026874107    12150   173499 SH       Sole                    86749             86749
AMGEN INC COM                  COM              031162100    12725   230158 SH       Sole                   115079            115079
AT&T CORP COM                  COM              00206R102      768    18518 SH       Sole                     9259              9259
BED BATH & BEYOND INC COM      COM              075896100    11654   323810 SH       Sole                   161905            161905
CENTEX CORP COM                COM              152312104     8497   211898 SH       Sole                   105949            105949
CISCO SYS INC COM              COM              17275R102    16540   593892 SH       Sole                   296946            296946
CITADEL BROADCASTING CORP      COM              17285T106      200    31013 SH       Sole                    15507             15507
CITIGROUP INC COM              COM              172967101      405     7888 SH       Sole                     3944              3944
COCA COLA CO COM               COM              191216100      493     9434 SH       Sole                     4717              4717
COSTCO WHSL CORP NEW COM       COM              22160K105     2285    39052 SH       Sole                    19526             19526
CROWN NORTHCORP INC COM        COM              228429106        0    56290 SH       Sole                    28145             28145
DISNEY WALT CO COM             COM              254687106    13668   400338 SH       Sole                   200169            200169
DU PONT E I DE NEMOURS COM     COM              263534109     1876    36894 SH       Sole                    18447             18447
DUKE ENERGY HOLDING CORPORATIO COM              26441C105     4171   227946 SH       Sole                   113973            113973
ECOLAB INC                     COM              278865100    13280   311000 SH       Sole                   155500            155500
EXXON MOBIL CORP COM           COM              30231G102    22724   270915 SH       Sole                   135457            135457
FISERV INC COM                 COM              337738108    12647   222650 SH       Sole                   111325            111325
GENERAL DYNAMICS CORP COM      COM              369550108    15270   195216 SH       Sole                    97608             97608
GENERAL ELEC CO COM            COM              369604103    18320   478586 SH       Sole                   239293            239293
ILLINOIS TOOL WKS INC COM      COM              452308109    14730   271817 SH       Sole                   135908            135908
INTERNATIONAL BUS MACH COM     COM              459200101    10964   104170 SH       Sole                    52085             52085
J P MORGAN CHASE & CO COM      COM              46625H100     2060    42514 SH       Sole                    21257             21257
JOHNSON & JOHNSON COM          COM              478160104    17554   284876 SH       Sole                   142438            142438
KINDER MORGAN ENERGY UT LTD PA COM              494550106     1226    22215 SH       Sole                    11107             11107
KOHLS CORP COM                 COM              500255104     2237    31500 SH       Sole                    15750             15750
LEGG MASON INC                 COM              524901105    12458   126632 SH       Sole                    63316             63316
MARRIOTT INTL CL A             COM              571903202    10966   253600 SH       Sole                   126800            126800
MCGRAW HILL COS INC COM        COM              580645109    13659   200632 SH       Sole                   100316            100316
MEDTRONIC INC COM              COM              585055106    15659   301944 SH       Sole                   150972            150972
MICROSOFT CORP COM             COM              594918104    15217   516345 SH       Sole                   258172            258172
PEPSICO INC COM                COM              713448108    15627   240976 SH       Sole                   120488            120488
PROCTER & GAMBLE CO COM        COM              742718109      613    10012 SH       Sole                     5006              5006
SPECTRA ENERGY CORP COM        COM              847560109     2897   111613 SH       Sole                    55806             55806
STAPLES INC COM                COM              855030102    13396   564500 SH       Sole                   282250            282250
STRYKER CORP COM               COM              863667101    16202   256800 SH       Sole                   128400            128400
T ROWE PRICE GROUP INC         COM              74144T108    14498   279401 SH       Sole                   139701            139701
TEXAS INSTRS INC COM           COM              882508104    13291   353208 SH       Sole                   176604            176604
UNITED TECHNOLOGIES CP COM     COM              913017109    14339   202164 SH       Sole                   101082            101082
UNITEDHEALTH GROUP INC         COM              91324P102    14824   289872 SH       Sole                   144936            144936
VALERO ENERGY CORP NEW COM     COM              91913Y100     1965    26600 SH       Sole                    13300             13300
WACHOVIA CORP 2ND NEW COM      COM              929903102      520    10154 SH       Sole                     5077              5077
WALGREEN CO COM                COM              931422109    14220   326600 SH       Sole                   163300            163300
WELLS FARGO & CO COM           COM              949746101    18287   519951 SH       Sole                   259975            259975
ROYAL DUTCH SHELL PLC SPONS AD ADR              780259206    13855   170628 SH       Sole                    85314             85314